Segment Information (Details) - segment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Number of reportable segments	1	1
Number of operating segments	1	1
Segment reporting, expense information used by CODM, description	Factors used in determining the reportable segment include the nature of the Company’s activities, the organizational and reporting structure and the type of information reviewed by the CODM, its chief executive officer, to allocate resources and evaluate financial performance.	Factors used in determining the reportable segment include the nature of the Company’s activities, the organizational and reporting structure and the type of information reviewed by the CODM to allocate resources and evaluate financial performance.
Segment reporting, CODM, profit (loss) measure, how used, description	Net loss is the key measure of segment profit and loss that the CODM uses to allocate resources and assess performance. The CODM uses net loss to evaluate the Company’s expenditures and monitor budget-to-actual results. The CODM considers budget-to-actual variances and available cash when making decisions about the allocation of resources across the organization.	Net loss is the key measure of segment profit and loss that the CODM uses to allocate resources and assess performance. The CODM uses net loss to evaluate the Company’s expenditures and monitor budget-to-actual results. The CODM considers budget-to-actual variances and available cash when making decisions about the allocation of resources across the organization.
Ares Acquisition Corporation II [Member]
Number of operating segments	1	1